Schedule of Other Income (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Government subsidy			$ 290,900	$ 116,000
Research and development tax incentive	[1]	757,609	497,358	494,577
Export market development grant		45,433
Unrealised foreign exchange gain		495,457
Other income				4,779
Total other income		$ 1,298,499	$ 788,258	$ 615,356

[1]	R&D Tax Incentive. The amount in FY21 related to the actual cash funding received with respect to FY20 claimable R&D expenditure. The amount in FY22 relates to the actual cash funding received with respect to FY21 claimable R&D expenditure plus the cash funding estimated to be received with respect to FY22 claimable R&D expenditure.